Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2025
Stock-Based Compensation [Abstract]
Schedule of Share Options Outstanding

The exercise prices and exercise periods, giving retroactive effect of combination in March 2023 and Share Consolidation in October 2024, of the share options outstanding as at the end of each of the Relevant Periods are as follows:

	Number of shares options	Average exercise price per share option
(RMB)
As of March 31, 2023	325,357	324.020
Granted during the period	-	-
Forfeited during the period	-	-
Exercised during the period	-	-
Expired during the period	-	-
As of March 31, 2024	325,357	324.020
Granted during the period	-
Forfeited during the period	-	-
Exercised during the period	-	-
Expired during the period	-	-
As of March 31, 2025	325,357	324.020

Schedule of Exercise Prices and Exercise Periods

The exercise prices and exercise periods, giving retroactive effect of combination in March 2023 and Share Consolidation in October 2024, of the share options outstanding as at the end of the reporting periods are as follows:

Year Ended 31 March 2025
Number of options	Exercise price	Exercise period
	(RMB)
153,325	139.38	2021-2031
61,337	258.524	2021-2026
110,695	525.376	2021-2026
325,357

Schedule of Stock-Based Compensation Expense

Stock-based compensation expense included in LakeShore Group’s consolidated statements of operations and comprehensive loss is as follows:

	Years Ended March 31,
	2023	2024	2025	2025
	(RMB)	(RMB)	(RMB)	(US$)
Research and development	(997,846)	-	-	$-
General and administrative	4,502,847	9,789,686	13,557,214	1,888,665
Total stock-based compensation	3,505,001	9,789,686	13,557,214	$1,888,665